9. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
9.	Income Taxes

The components of the 2011 and 2010 provision for federal and state income tax benefit (expense) are summarized below:

	2011	2010
Current
Federal	$-	$-
State	(1,500)	(2,200)

Deferred
Federal	-	-
State	-	-
	$(1,500)	$(2,200)

The difference between income taxes at the Federal statutory rate of 35% and the amount presented in the financial statements is a result of the following:

	2011	2010

Expected income tax benefit at statutory rate	$1,024,000	$853,000
Meals and entertainment	(5,700)	(4,500)
Minimum state taxes	(1,000)	(1,400)
Non deductible stock options	(117,000)	(134,000)
Return to provision difference	65,000	20,000
Change in valuation allowance (1)	(966,800)	(735,300)
	$(1,500)	$(2,200)

(1)	The removal of the valuation allowance related to the net operating losses and research and development credits is not included in the change in the valuation allowance.

Deferred income tax benefit reflects the impact of timing differences between amounts of assets and liabilities for financial reporting purposes and amounts as measured by income tax laws. Deferred tax assets are as follows at December 31,

	2011	2010

Basis difference in fixed assets	$(43,000)	$126,000
Accrued liabilities and accounts payable	330,000	117,000
Stock options	404,000	357,000
Inventory reserve	185,000	176,000
Intangible asset basis difference	86,000	68,000
Deferred revenue	9,000	-
Less valuation allowance	(971,000)	(844,000)
	$-	$-

As of December 31, 2011, the Company had not yet completed its analysis of the deferred tax assets for its net operating losses of approximately $23 million and research and development credits of approximately $445,000 generated through 2011. The future utilization of the Company’s net operating loss and research and development credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.  The Company has not yet determined whether such an ownership change has occurred.  In order to make this determination, the Company will need to complete an analysis regarding the limitation of the net operating loss and research and development credits. Until this analysis has been performed, the Company has not reflected the deferred tax assets associated with these carryforwards from its deferred tax asset schedule and the corresponding valuation allowance.

The Company reduces its deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is not more likely than not that all or a portion of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management has provided a valuation allowance in the amount of $971,000 as of December 31, 2011 due to the uncertainty of the future realization of the deferred tax asset.

 In July 2006, the Financial Accounting Standards Board (“FASB”) issued guidance relating to uncertain tax positions which clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the   applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Company adopted this guidance on income taxes at the beginning of fiscal year 2007.  Upon adoption, the Company had no unrecognized tax benefits, and there were no material changes during the years ended December 31, 2011 and 2010.

The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expenses. To the extent accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. There was no interest or penalties related to income tax matters during the years ended December 31, 2011 and 2010.